HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL GROWTH HLS FUND
HARTFORD GLOBAL GROWTH HLS FUND

SUPPLEMENT

DATED JUNE 22, 2012 TO

 HARTFORD GLOBAL GROWTH HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2012

Effective June 27, 2012, John A. Boselli, CFA, has been added as a portfolio manager of  Hartford Global Growth HLS Fund.

1.             Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

B.            Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the third sentence of the first paragraph is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY
The Fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $1 billion.